INCOME TAX - Effective Tax Reconciliation (Details)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INCOME TAX
Statutory federal income tax rate	0.00%	21.00%
State taxes, net of federal tax benefit		0.00%
Loss on warrant liability		(19.50%)
Transaction costs incurred in connection with IPO		(0.70%)
Valuation allowance		(0.90%)
Income tax provision		(0.10%)